UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET MACRO OPPORTUNITIES FUND

FORM N-Q

JULY 31, 2016

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 40.9%
CONSUMER DISCRETIONARY - 2.7%
Auto Components - 0.0%
Goodyear Tire & Rubber Co., Senior Bonds	5.125%	11/15/23	200,000		$211,500

Diversified Consumer Services - 0.1%
Wesleyan University, Bonds	4.781%	7/1/2116	680,000		763,376

Hotels, Restaurants & Leisure - 0.4%
Whitbread Group PLC, Senior Bonds	3.375%	10/16/25	2,260,000	GBP	3,290,042	(a)

Household Durables - 0.2%
Newell Brands Inc., Senior Notes	4.200%	4/1/26	590,000		644,589
PulteGroup Inc., Senior Notes	6.375%	5/15/33	320,000		340,000
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	5.875%	4/1/23	190,000		192,850	(b)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	300,000		306,186	(b)

Total Household Durables					1,483,625

Internet & Catalog Retail - 0.1%
Amazon.com Inc., Senior Notes	4.950%	12/5/44	350,000		438,750
Netflix Inc., Senior Bonds	5.875%	2/15/25	530,000		567,100

Total Internet & Catalog Retail					1,005,850

Media - 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.375%	5/1/25	290,000		301,600	(b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	4,750,000		5,244,746	(b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	3,280,000		4,101,378	(b)
Comcast Corp., Senior Notes	6.500%	11/15/35	640,000		900,310
CSC Holdings LLC, Senior Notes	8.625%	2/15/19	870,000		969,506
DISH DBS Corp., Senior Notes	5.875%	11/15/24	710,000		685,150
Time Warner Cable Inc., Debentures	7.300%	7/1/38	190,000		247,990
Time Warner Cable Inc., Senior Bonds	6.550%	5/1/37	200,000		239,981
Time Warner Cable Inc., Senior Notes	5.875%	11/15/40	450,000		503,585

Total Media					13,194,246

Multiline Retail - 0.2%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	1,140,000		1,231,200

TOTAL CONSUMER DISCRETIONARY					21,179,839

CONSUMER STAPLES - 2.6%
Beverages - 1.5%
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	2,850,000		3,059,999
Anheuser-Busch InBev Finance Inc., Senior Notes	4.700%	2/1/36	1,930,000		2,237,102
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	4,220,000		5,140,462
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	920,000		1,144,962	(b)

Total Beverages					11,582,525

Food Products - 0.5%
Fonterra Cooperative Group Ltd., Senior Notes	3.600%	1/29/19	1,000,000	CNY	148,580	(a)
Kraft Heinz Foods Co., Senior Notes	4.125%	7/1/27	2,140,000	GBP	3,293,491	(a)
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	630,000		761,333	(b)

Total Food Products					4,203,404

Tobacco - 0.6%
Altria Group Inc., Senior Notes	10.200%	2/6/39	1,220,000		2,274,529
Reynolds American Inc., Senior Notes	6.150%	9/15/43	400,000		537,574
Reynolds American Inc., Senior Notes	5.850%	8/15/45	1,520,000		1,998,934

Total Tobacco					4,811,037

TOTAL CONSUMER STAPLES					20,596,966

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 8.3%
Energy Equipment & Services - 0.6%
Ensco PLC, Senior Notes	5.200%	3/15/25	200,000	$136,000
Halliburton Co., Senior Bonds	3.800%	11/15/25	970,000	1,005,491
Halliburton Co., Senior Notes	4.850%	11/15/35	1,250,000	1,361,033
Halliburton Co., Senior Notes	5.000%	11/15/45	1,590,000	1,718,815
Pride International Inc., Senior Notes	6.875%	8/15/20	540,000	511,988

Total Energy Equipment & Services				4,733,327

Oil, Gas & Consumable Fuels - 7.7%
Anadarko Petroleum Corp., Senior Notes	3.450%	7/15/24	490,000	478,976
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	670,000	731,361
Anadarko Petroleum Corp., Senior Notes	4.500%	7/15/44	1,260,000	1,106,735
Apache Corp., Senior Notes	4.750%	4/15/43	1,060,000	1,053,132
Apache Corp., Senior Notes	4.250%	1/15/44	2,260,000	2,162,203
Berry Petroleum Co., Senior Notes	6.750%	11/1/20	440,000	212,300	*(c)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,170,000	1,099,800	(b)
California Resources Corp., Senior Notes	5.500%	9/15/21	380,000	174,800
California Resources Corp., Senior Notes	6.000%	11/15/24	3,170,000	1,363,100
Chesapeake Energy Corp., Senior Notes	6.625%	8/15/20	80,000	58,800
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	130,000	89,700
Chesapeake Energy Corp., Senior Notes	4.875%	4/15/22	60,000	37,800
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	980,000	632,100
Comstock Resources Inc., Senior Secured Notes	10.000%	3/15/20	90,000	74,475	(b)
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Senior Notes	6.125%	3/1/22	1,310,000	1,228,937
Devon Energy Corp., Senior Notes	5.850%	12/15/25	4,350,000	4,778,788
Devon Energy Corp., Senior Notes	5.600%	7/15/41	30,000	28,858
Devon Energy Corp., Senior Notes	5.000%	6/15/45	540,000	497,909
Ecopetrol SA, Senior Bonds	4.125%	1/16/25	3,700,000	3,428,790
Ecopetrol SA, Senior Notes	5.875%	9/18/23	2,310,000	2,413,950
Ecopetrol SA, Senior Notes	5.375%	6/26/26	1,420,000	1,401,824
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,902,000	1,680,893
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	9.375%	5/1/20	670,000	381,900
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	6.375%	6/15/23	1,090,000	545,000
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	1,210,000	1,358,641
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.750%	8/1/22	950,000	957,125
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	930,000	771,900	(b)
Kerr-McGee Corp., Notes	6.950%	7/1/24	1,040,000	1,219,332
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	540,000	537,353
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	540,000	552,566
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	390,000	392,511
Laredo Petroleum Inc., Senior Notes	7.375%	5/1/22	340,000	330,650
Magnum Hunter Resources Corp. Escrow	—	—	1,610,000	0	*(d)(e)(f)
MEG Energy Corp., Senior Notes	6.500%	3/15/21	60,000	44,700	(b)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	460,000	324,300	(b)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	630,000	456,750	(b)
MPLX LP, Senior Notes	4.875%	12/1/24	1,060,000	1,049,707	(b)
MPLX LP, Senior Notes	4.875%	6/1/25	500,000	499,552	(b)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	1,010,000	242,400	(b)(e)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	560,000	470,400
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	50,000	43,625
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	1,070,000	1,205,837

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	7.500%	2/15/22	610,000		$625,250	(b)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	520,000		426,400
Petrobras Global Finance BV, Senior Notes	5.625%	5/20/43	1,780,000		1,299,400
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	2,020,000		1,723,464
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	450,000		343,575
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	3,050,000		3,045,425
QEP Resources Inc., Senior Notes	5.250%	5/1/23	370,000		348,725
Range Resources Corp., Senior Notes	4.875%	5/15/25	870,000		826,500
Range Resources Corp., Senior Subordinated Notes	5.000%	3/15/23	200,000		184,000
Rice Energy Inc., Senior Notes	6.250%	5/1/22	800,000		780,000
Rice Energy Inc., Senior Notes	7.250%	5/1/23	490,000		491,225
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,180,000		1,162,300	(b)
RSP Permian Inc., Senior Notes	6.625%	10/1/22	680,000		697,000
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	515,000		393,975
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	1,000,000		672,500
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	2,170,000		2,362,562	(b)
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	440,000		355,850	(b)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	810,000		889,602	(b)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	5.500%	8/15/22	2,090,000		1,928,025
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.750%	3/15/24	820,000		854,850	(b)
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	1,175,000		1,163,250	(b)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	1,350,000		1,684,944	(b)
WPX Energy Inc., Senior Notes	8.250%	8/1/23	1,490,000		1,461,124

Total Oil, Gas & Consumable Fuels					59,839,426

TOTAL ENERGY					64,572,753

FINANCIALS - 17.6%
Banks - 14.6%
Agricultural Development Bank of China Co., Ltd., Senior Bonds	3.280%	1/16/17	4,500,000	CNY	677,204	(a)
BAC Capital Trust XIV, Junior Subordinated Notes	4.000%	8/15/16	1,400,000		1,114,400	(g)(h)
Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Bonds	9.000%	5/9/18	1,800,000		1,858,500	(a)(g)(h)
Banco Santander SA, Junior Subordinated Bonds	6.375%	5/19/19	2,000,000		1,831,640	(a)(g)(h)
Bank of America Corp., Junior Subordinated Bonds	6.100%	3/17/25	4,700,000		4,913,991	(g)(h)
Bank of America Corp., Junior Subordinated Notes	5.200%	6/1/23	1,440,000		1,414,800	(g)(h)
Bank of America Corp., Junior Subordinated Notes	6.250%	9/5/24	4,510,000		4,724,225	(g)(h)
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	940,000		1,026,363	(g)(h)
Bank of America Corp., Senior Notes	5.000%	1/21/44	3,070,000		3,643,074
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	3,170,000		3,340,866
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	410,000		458,298
BNP Paribas SA, Junior Subordinated Notes	7.625%	3/30/21	1,320,000		1,371,480	(b)(g)(h)
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	690,000		703,800	(b)(g)(h)
CIT Group Inc., Senior Notes	5.500%	2/15/19	635,000		673,100	(b)
CIT Group Inc., Senior Notes	5.000%	8/15/22	1,695,000		1,783,987
CIT Group Inc., Senior Notes	5.000%	8/1/23	1,840,000		1,936,600
Citigroup Inc., Junior Subordinated Bonds	5.350%	5/15/23	1,910,000		1,870,845	(g)(h)
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	1,720,000		1,763,000	(g)(h)
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	12,960,000		13,344,912	(g)(h)
Citigroup Inc., Senior Notes	8.125%	7/15/39	791,000		1,266,056
Citigroup Inc., Senior Notes	4.650%	7/30/45	1,180,000		1,331,931
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	1,910,000		2,054,027
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	1,590,000		1,667,266
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	2,360,000		2,666,479

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Compass Bank, Subordinated Notes	3.875%	4/10/25	490,000	$472,882
Cooperatieve Rabobank U.A., Subordinated Notes	5.750%	12/1/43	1,990,000	2,465,103
Cooperatieve Rabobank U.A., Subordinated Notes	5.250%	8/4/45	1,750,000	2,049,061
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	1,030,000	1,084,075	(b)(g)(h)
Credit Agricole SA, Subordinated Notes	4.375%	3/17/25	3,410,000	3,479,796	(b)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	570,000	558,600	(g)(h)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	860,000	849,680	(g)(h)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	1,330,000	1,426,210
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	1,090,000	1,121,331
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	200,000	190,661	(b)
Lloyds Banking Group PLC, Subordinated Notes	5.300%	12/1/45	2,550,000	2,756,530	(b)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	1,370,000	1,455,889
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,080,000	1,134,145
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	400,000	419,180
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	11,890,000	11,930,937
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	680,000	681,550	(b)
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,800,000	1,839,622	(b)
Societe Generale SA, Junior Subordinated Notes	6.000%	1/27/20	600,000	540,750	(b)(g)(h)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	3,610,000	4,018,598	(b)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	8/29/16	11,260,000	11,260,000	(g)(h)
Wells Fargo & Co., Senior Notes	3.550%	9/29/25	2,290,000	2,460,440
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	2,960,000	3,240,972
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	520,000	566,704

Total Banks				113,439,560

Capital Markets - 1.9%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	3,700,000	3,955,496
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	8/29/16	1,758,000	1,428,375	(g)(h)
Goldman Sachs Capital III, Junior Subordinated Bonds	4.000%	8/29/16	1,135,000	933,538	(g)(h)
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	570,000	649,070
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	610,000	644,483
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,700,000	2,179,539
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	4,590,000	5,032,765

Total Capital Markets				14,823,266

Consumer Finance - 0.2%
Ally Financial Inc., Senior Notes	8.000%	11/1/31	240,000	292,200
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	960,000	1,042,800

Total Consumer Finance				1,335,000

Diversified Financial Services - 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	333,000	357,669
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	260,000	271,700	(b)
ILFC E-Capital Trust I, Junior Subordinated Notes	3.980%	12/21/65	740,000	596,625	(b)(g)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	640,000	729,600
Toll Road Investors Partnership II LP, Senior Bonds	0.000%	2/15/38	200,000	53,828	(b)
Toll Road Investors Partnership II LP, Senior Notes	0.000%	2/15/24	1,020,000	672,016	(b)

Total Diversified Financial Services				2,681,438

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Insurance - 0.6%
Chubb INA Holdings Inc., Senior Notes	4.350%	11/3/45	1,060,000		$1,254,927
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	2,670,000		3,058,159	(b)

Total Insurance					4,313,086

Thrifts & Mortgage Finance - 0.0%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	230,000		227,987	(b)

TOTAL FINANCIALS					136,820,337

HEALTH CARE - 2.3%
Health Care Equipment & Supplies - 0.3%
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	1,420,000		1,178,600	(b)
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	1,170,000		1,064,700	(b)

Total Health Care Equipment & Supplies					2,243,300

Health Care Providers & Services - 0.4%
Centene Corp., Senior Notes	5.625%	2/15/21	290,000		306,313
Centene Corp., Senior Notes	6.125%	2/15/24	180,000		193,388
DaVita HealthCare Partners Inc., Senior Notes	5.125%	7/15/24	130,000		134,198
HCA Inc., Senior Bonds	5.375%	2/1/25	140,000		145,688
HCA Inc., Senior Notes	5.875%	2/15/26	440,000		470,800
HCA Inc., Senior Secured Notes	5.250%	6/15/26	80,000		84,800
New York and Presbyterian Hospital, Bonds	4.063%	8/1/56	300,000		333,051
New York and Presbyterian Hospital, Bonds	4.763%	8/1/2116	20,000		22,305
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	1,050,000		976,500

Total Health Care Providers & Services					2,667,043

Pharmaceuticals - 1.6%
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	70,000		75,361
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	1,300,000		1,159,437	(b)
Valeant Pharmaceuticals International Inc., Senior Notes	6.375%	10/15/20	2,770,000		2,499,925	(b)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	2,490,000		2,315,700	(b)
Valeant Pharmaceuticals International Inc., Senior Notes	5.500%	3/1/23	1,440,000		1,188,000	(b)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	2,220,000		1,848,150	(b)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	4,380,000		3,635,400	(b)

Total Pharmaceuticals					12,721,973

TOTAL HEALTH CARE					17,632,316

INDUSTRIALS - 1.0%
Aerospace & Defense - 0.0%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	180,000		156,150	(b)

Air Freight & Logistics - 0.2%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	1,930,000		1,910,700	(b)

Airlines - 0.2%
American Airlines, Pass-Through Trust, Senior Secured Bonds	5.600%	7/15/20	410,066		426,981	(b)
Manchester Airport Group Funding PLC, Senior Secured Notes	4.125%	4/2/24	950,000	GBP	1,467,227	(a)

Total Airlines					1,894,208

Commercial Services & Supplies - 0.2%
United Rentals North America Inc., Senior Notes	6.125%	6/15/23	690,000		722,344
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	410,000		425,375

Total Commercial Services & Supplies					1,147,719

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Industrial Conglomerates - 0.2%
General Electric Co., Senior Notes	5.875%	1/14/38	870,000		$1,196,970

Road & Rail - 0.2%
Eversholt Funding PLC, Senior Secured Notes	6.359%	12/2/25	820,000	GBP	1,453,375

TOTAL INDUSTRIALS					7,759,122

INFORMATION TECHNOLOGY - 1.2%
Internet Software & Services - 0.1%
Ancestry.com Holdings LLC, Senior Notes	9.625%	10/15/18	560,000		571,200	(b)(i)

IT Services - 0.1%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	480,000		219,000	(b)(e)
First Data Corp., Senior Notes	7.000%	12/1/23	800,000		823,000	(b)

Total IT Services					1,042,000

Semiconductors & Semiconductor Equipment - 0.2%
Micron Technology Inc., Senior Notes	5.250%	8/1/23	1,640,000		1,467,800	(b)

Technology Hardware, Storage & Peripherals - 0.8%
Apple Inc., Senior Notes	3.850%	8/4/46	1,630,000		1,636,008
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	3.480%	6/1/19	2,510,000		2,581,849	(b)
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	4.420%	6/15/21	2,080,000		2,173,467	(b)

Total Technology Hardware, Storage & Peripherals					6,391,324

TOTAL INFORMATION TECHNOLOGY					9,472,324

MATERIALS - 1.5%
Chemicals - 0.1%
Eagle Spinco Inc., Senior Subordinated Notes	4.625%	2/15/21	670,000		690,100

Containers & Packaging - 0.3%
Ardagh Finance Holdings SA, Senior Notes	8.625%	6/15/19	1,577,758		1,625,091	(b)(i)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	680,000		684,250	(b)

Total Containers & Packaging					2,309,341

Metals & Mining - 1.1%
Alcoa Inc., Senior Notes	5.870%	2/23/22	780,000		840,450
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	2,440,000		2,714,500	(b)(g)
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	510,000		571,200	(b)
Freeport-McMoRan Inc., Senior Notes	2.375%	3/15/18	2,370,000		2,340,375
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	1,500,000		1,458,255	(b)
Schaeffler Holding Finance BV, Senior Secured Bonds	6.875%	8/15/18	280,000		285,950	(b)(i)
Schaeffler Holding Finance BV, Senior Secured Notes	6.250%	11/15/19	320,000		332,800	(b)(i)

Total Metals & Mining					8,543,530

TOTAL MATERIALS					11,542,971

TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.1%
AT&T Inc., Senior Notes	4.500%	5/15/35	1,880,000		1,984,551
CenturyLink Inc., Senior Notes	5.625%	4/1/25	440,000		417,067
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	360,000		261,900
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	480,000		499,800
Telefonica Emisiones SAU, Senior Notes	4.570%	4/27/23	700,000		788,920
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	1,590,000		2,094,793
Verizon Communications Inc., Senior Notes	5.050%	3/15/34	1,280,000		1,443,146
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	2,953,000		4,017,743
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	170,000		190,813
Verizon Communications Inc., Senior Notes	5.012%	8/21/54	4,058,000		4,465,123

Total Diversified Telecommunication Services					16,163,856

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - 0.2%
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	870,000		$871,636	(b)
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	540,000		585,225	(b)
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	80,000		88,000
Sprint Corp., Senior Notes	7.625%	2/15/25	650,000		580,125

Total Wireless Telecommunication Services					2,124,986

TOTAL TELECOMMUNICATION SERVICES					18,288,842

UTILITIES - 1.4%
Electric Utilities - 0.8%
Enel Finance International NV, Senior Notes	6.000%	10/7/39	1,680,000		2,035,023	(b)
FirstEnergy Corp., Notes	7.375%	11/15/31	3,150,000		4,065,925

Total Electric Utilities					6,100,948

Independent Power and Renewable Electricity Producers - 0.6%
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	4,871,472		4,481,754

TOTAL UTILITIES					10,582,702

TOTAL CORPORATE BONDS & NOTES (Cost - $307,739,624)					318,448,172

ASSET-BACKED SECURITIES - 2.2%
Aegis Asset Backed Securities Trust, 2003-3 M2	2.963%	1/25/34	731,013		666,695	(g)
Citigroup Mortgage Loan Trust Inc., 2006-WFH2 M1	0.758%	8/25/36	760,000		618,931	(g)
Community Funding CLO Ltd., 2015-1A A	5.750%	11/1/27	1,790,000		1,777,291	(b)(e)(f)
EMC Mortgage Loan Trust, 2005-A M1	1.103%	5/25/43	390,000		323,619	(b)(g)
Magnus-Relda Holding Vier GmbH, 1A JNR	7.000%	10/28/24	485,000	EUR	547,653	(b)(e)(f)
Nelnet Student Loan Trust, 2008-3 A4	2.312%	11/25/24	2,257,850		2,288,525	(g)
Park Place Securities Inc., Pass-Through Certificates, 2005-WHQ4 M2	0.978%	9/25/35	1,160,000		946,405	(g)
Residential Asset Mortgage Products Inc., 2006-RZ3 M1	0.838%	8/25/36	2,160,000		1,651,482	(g)
SLM Student Loan Trust, 2006-1 A5	0.825%	7/26/21	2,020,000		1,926,514	(g)
SLM Student Loan Trust, 2008-4 A4	2.365%	7/25/22	1,649,505		1,660,438	(g)
SLM Student Loan Trust, 2008-5 A4	2.415%	7/25/23	1,628,166		1,630,075	(g)
Wells Fargo Home Equity Trust, 2005-3 M7	1.638%	11/25/35	4,109,000		3,216,182	(g)

TOTAL ASSET-BACKED SECURITIES (Cost - $17,372,761)					17,253,810

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.7%
American Home Mortgage Assets, 2006-6 A1A	0.678%	12/25/46	777,481		496,275	(g)
Banc of America Alternative Loan Trust, 2005-4 CB7, IO	4.612%	5/25/35	873,646		113,247	(e)(g)
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.634%	4/10/49	1,060,000		958,661	(g)
Bank of America Merrill Lynch Large Loan Inc., 2014-INMZ MZB	8.922%	12/15/19	1,000,000		959,812	(b)(g)
Bear Stearns Commercial Mortgage Securities Trust, 2007-PW18 AJ	6.197%	6/11/50	250,000		241,426	(g)
BLCP Hotel Trust, 2014-CLMZ M	6.209%	8/15/29	986,790		951,545	(b)(g)
CitiMortgage Alternative Loan Trust, 2007-A5 1A4, IO	5.112%	5/25/37	4,371,422		851,686	(e)(g)
Connecticut Avenue Securities, 2013-C01 M2	5.738%	10/25/23	1,140,000		1,240,362	(g)
Connecticut Avenue Securities, 2014-C01 M2	4.888%	1/25/24	400,000		419,406	(g)
Connecticut Avenue Securities, 2015-C03 2M2	5.488%	7/25/25	1,870,000		1,979,636	(b)(g)
Countrywide Alternative Loan Trust, 2005-J04 M2	1.413%	7/25/35	500,000		475,075	(g)
Credit Suisse Mortgage Trust, 2006-C3 AJ	6.126%	6/15/38	740,189		524,734	(g)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Credit Suisse Mortgage Trust, 2007-C3 AJ	5.699%	6/15/39	450,000	$373,598	(g)
Credit Suisse Mortgage Trust, 2014-11R 14A1	0.653%	6/27/46	841,452	796,454	(b)(g)
Credit Suisse Mortgage Trust, 2015-8R 2A1	4.500%	6/27/36	2,820,424	2,848,413	(b)
Credit Suisse Mortgage Trust, 2015-Town MZ	9.157%	3/15/17	1,000,000	984,000	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ2 B	8.438%	5/25/25	1,611,462	1,647,262	(g)
Federal National Mortgage Association (FNMA), 2014-M8 SA, IO	4.460%	5/25/18	10,273,551	236,010	(g)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	120,000	76,518	(g)
Indymac IMSC Mortgage Loan Trust, 2007-HOA1 A22	0.668%	7/25/47	1,847,399	1,157,973	(g)
Indymac INDX Mortgage Loan Trust, 2006-AR11 5A1	3.329%	6/25/36	391,065	291,344	(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	5.988%	4/17/45	540,000	399,298	(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	1,110,000	884,441
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJS	5.386%	5/15/47	270,000	211,117	(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	691,000	600,674	(g)
LB-UBS Commercial Mortgage Trust, 2007-C7 C	6.243%	9/15/45	270,000	233,673	(g)
Lehman Mortgage Trust, 2006-8 4A2, IO	7.262%	12/25/36	1,108,034	361,329	(e)(g)
Lehman Mortgage Trust, 2006-9 3A2, IO	6.742%	1/25/37	1,523,813	531,875	(e)(g)
Lehman Mortgage Trust, 2007-2 2A12, IO	6.202%	2/25/37	1,126,502	369,600	(e)(g)
Lehman Mortgage Trust, 2007-4 2A2, IO	6.182%	5/25/37	3,307,801	1,182,667	(e)(g)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	975,000	815,646	(g)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.175%	9/12/49	260,000	208,360	(g)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	1,070,000	795,812
Morgan Stanley Re-remic Trust, 2015-R6 1B	0.713%	7/26/45	2,324,351	884,920	(b)(g)
Nomura Resecuritization Trust, 2015-6R 3A5	0.643%	5/26/46	2,300,000	1,324,915	(b)(g)
Residential Accredit Loans Inc., 2006-QS7 A5, IO	5.112%	6/25/36	1,572,867	305,415	(e)(g)
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	260,634	244,095
Residential Asset Securitization Trust, 2005-A15 2A11, IO	5.062%	2/25/36	2,653,967	596,058	(e)(g)
Sequoia Mortgage Trust, 2004-3 M1	1.237%	5/20/34	281,268	259,744	(g)
Structured Agency Credit Risk Debt Notes, 2014-HQ3 M3	5.238%	10/25/24	460,000	484,574	(g)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	4.886%	5/10/63	310,000	226,365	(b)(g)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	4.886%	5/10/63	550,000	241,890	(b)(g)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-4 CB9	0.888%	6/25/35	215,265	162,007	(g)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $30,224,497)				28,947,912

MORTGAGE-BACKED SECURITIES - 0.1%
FNMA - 0.1%
Federal National Mortgage Association (FNMA) (Cost - $947,672)	3.500%	9/14/46	900,000	949,349	(j)

MUNICIPAL BONDS - 0.8%
Alabama - 0.1%
Jefferson County, AL, Sewer Revenue, Subordinated Lien Warrants	6.500%	10/1/53	700,000	877,233

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
California - 0.1%
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Taxable, AGM	5.500%	3/1/33	710,000		$804,132

Illinois - 0.2%
Chicago, IL, GO, Taxable Project	6.314%	1/1/44	860,000		819,425
Illinois State, GO	5.100%	6/1/33	900,000		879,237

Total Illinois					1,698,662

Michigan - 0.1%
Michigan State Finance Authority Revenue, Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/27	450,000		540,662

New Jersey - 0.2%
New Jersey State Transportation Trust Fund Authority Revenue, Build America Bonds	6.561%	12/15/40	820,000		1,010,994

New York - 0.1%
Port Authority of New York & New Jersey, Taxable	4.823%	6/1/45	840,000		945,126

TOTAL MUNICIPAL BONDS (Cost - $5,489,263)					5,876,809

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 5.6%
France - 1.1%
Republic of France, Bonds	1.800%	7/25/40	4,512,819	EUR	8,142,967	(a)

Japan - 4.5%
Japanese Government CPI Linked Bond, Senior Bonds	0.100%	3/10/24	1,894,400,000	JPY	19,689,432
Japanese Government CPI Linked Bond, Senior Bonds	0.100%	3/10/25	948,100,000	JPY	9,956,281
Japanese Government CPI Linked Bond, Senior Bonds	0.100%	3/10/26	523,314,750	JPY	5,521,128

Total Japan					35,166,841

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $40,694,636)					43,309,808

SENIOR LOANS - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Magnum Hunter Resources Inc., Exit Term Loan (Cost - $108,471)	8.000%	5/6/19	150,000		148,500	(e)(k)(l)

SOVEREIGN BONDS - 26.2%
Argentina - 1.3%
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	850,000		937,125	(b)
Republic of Argentina, Senior Notes	6.875%	4/22/21	2,370,000		2,550,120	(b)
Republic of Argentina, Senior Notes	7.500%	4/22/26	1,870,000		2,030,820	(b)
Republic of Argentina, Senior Notes	8.280%	12/31/33	2,874,178		3,226,265
Republic of Argentina, Senior Notes	7.625%	4/22/46	1,040,000		1,107,600	(b)

Total Argentina					9,851,930

Brazil - 3.0%
Federative Republic of Brazil, Notes	10.000%	1/1/21	23,349,000	BRL	6,757,809
Federative Republic of Brazil, Notes	10.000%	1/1/23	8,956,000	BRL	2,542,483
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	14,720,000		13,454,080
Federative Republic of Brazil, Senior Notes	4.250%	1/7/25	880,000		869,880

Total Brazil					23,624,252

China - 1.2%
China Government Bond, Senior Bonds	4.000%	5/22/24	2,000,000	CNY	314,787	(a)
China Government Bond, Senior Bonds	3.380%	11/21/24	11,000,000	CNY	1,661,777	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
China - (continued)
China Government Bond, Senior Bonds	3.390%	5/21/25	9,000,000	CNY	$1,358,493	(a)
China Government Bond, Senior Bonds	3.310%	11/30/25	10,500,000	CNY	1,579,725	(a)
China Government Bond, Senior Bonds	3.480%	6/29/27	23,500,000	CNY	3,547,582	(a)
China Government Bond, Senior Bonds	3.600%	6/27/28	2,000,000	CNY	302,213	(a)
China Government Bond, Senior Bonds	4.290%	5/22/29	5,000,000	CNY	808,092	(a)

Total China					9,572,669

Colombia - 1.1%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	7,356,000		8,073,210

Indonesia - 0.3%
Republic of Indonesia, Senior Bonds	8.375%	3/15/34	28,000,000,000	IDR	2,338,588

Italy - 7.4%
Italy Buoni Poliennali Del Tesoro, Bonds	2.000%	12/1/25	30,210,000	EUR	36,456,513
Italy Buoni Poliennali Del Tesoro, Bonds	5.000%	9/1/40	6,365,000	EUR	11,142,560	(a)
Italy Buoni Poliennali Del Tesoro, Senior Bonds	3.250%	9/1/46	7,150,000	EUR	9,990,355	(a)

Total Italy					57,589,428

Mexico - 6.3%
United Mexican States, Senior Bonds	7.750%	11/23/34	35,420,000	MXN	2,172,636
United Mexican States, Senior Bonds	7.750%	11/13/42	693,465,400	MXN	43,247,461
United Mexican States, Senior Notes	3.600%	1/30/25	1,390,000		1,454,288
United Mexican States, Senior Notes	4.600%	1/23/46	2,280,000		2,399,700

Total Mexico					49,274,085

Poland - 2.1%
Republic of Poland, Bonds	2.000%	4/25/21	1,530,000	PLN	389,127
Republic of Poland, Bonds	4.000%	10/25/23	32,890,000	PLN	9,212,306
Republic of Poland, Bonds	3.250%	7/25/25	21,920,000	PLN	5,821,481
Republic of Poland, Bonds	2.500%	7/25/26	4,430,000	PLN	1,100,223

Total Poland					16,523,137

Russia - 3.0%
Russian Federal Bond, Bonds	8.150%	2/3/27	1,551,580,000	RUB	23,253,715

South Korea - 0.5%
Republic of Korea, Senior Bonds	3.500%	3/10/24	3,736,140,000	KRW	3,858,656

TOTAL SOVEREIGN BONDS (Cost - $211,164,990)					203,959,670

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 11.1%
U.S. Government Obligations - 11.1%
U.S. Treasury Bonds	2.875%	5/15/43	220,000		252,708
U.S. Treasury Bonds	3.625%	2/15/44	11,710,000		15,396,366
U.S. Treasury Bonds	2.500%	2/15/45	6,690,000		7,127,988
U.S. Treasury Bonds	3.000%	5/15/45	5,900,000		6,932,500
U.S. Treasury Bonds	2.500%	2/15/46	12,880,000		13,736,816
U.S. Treasury Notes	0.750%	7/15/19	470,000		469,872
U.S. Treasury Notes	1.125%	6/30/21	380,000		381,618
U.S. Treasury Notes	1.375%	6/30/23	18,850,000		18,957,501
U.S. Treasury Notes	1.375%	7/31/23	21,710,000		21,643,003
U.S. Treasury Notes	1.625%	5/15/26	1,700,000		1,725,434

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $81,765,351)					86,623,806

U.S. TREASURY INFLATION PROTECTED SECURITIES - 3.1%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	356,810		426,866
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	493,592		669,189
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	1,828,429		1,898,019
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	639,009		764,623

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - (continued)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	2,060,521	$2,149,622
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	16,250,573	18,219,476

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $21,689,295)				24,127,795

			SHARES
COMMON STOCKS - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Magnum Hunter Resources Corp. (Cost - $1,874,576)			85,137	1,021,644	*(e)

PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Consumer Finance - 0.1%
GMAC Capital Trust I (Cost - $398,161)	6.602%		15,225	387,020	(g)

		EXPIRATION DATE	CONTRACTS/ NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.6%
Australian Dollar Futures, Put @ $63.50		8/5/16	99	495
Canadian Dollar Futures, Call @ $76.00		9/9/16	20	25,000
Canadian Dollar Futures, Put @ $70.50		8/5/16	487	2,435
Credit default swaption with BNP Paribas to buy protection on Markit CDX.NA.IG.25 Index, Put @ 130 basis point spread		9/21/16	39,360,000	7,717
Euro Bund Futures, Call @ $167.50		8/26/16	101	111,789
Euro Bund Futures, Call @ $171.00		8/26/16	909	40,651
Euro Bund Futures, Call @ $171.50		8/26/16	252	5,635
Euro Currency Futures, Call @ $1.12		9/9/16	70	105,000
Euro-Bobl Futures, Call @ $132.25		8/26/16	285	3,186
Japanese Yen Futures, Call @ $115.00		8/5/16	50	313
Japanese Yen Futures, Put @ $95.00		8/5/16	41	3,075
Japanese Yen Futures, Put @ $96.00		9/9/16	60	48,000
Japanese Yen Futures, Put @ $97.00		9/9/16	81	77,558
Japanese Yen Futures, Put @ $98.00		8/5/16	140	113,750
Japanese Yen Futures, Put @ $98.00		9/9/16	25	44,063
U.S. Dollar/Mexican Peso, Call @ 18.40MXN		9/14/16	7,290,000	52,998
U.S. Dollar/Mexican Peso, Call @ 18.47MXN		10/27/16	7,720,000	85,707
U.S. Dollar/Mexican Peso, Call @ 18.52MXN		10/28/16	15,240,000	224,805
U.S. Treasury 2-Year Notes Futures, Put @ $107.60		8/26/16	343	343
U.S. Treasury 2-Year Notes Futures, Put @ $108.25		8/26/16	96	96
U.S. Treasury 5-Year Notes Futures, Call @ $121.50		8/26/16	400	281,250
U.S. Treasury 5-Year Notes Futures, Call @ $121.70		8/26/16	302	160,438
U.S. Treasury 5-Year Notes Futures, Put @ $115.00		9/23/16	50	50
U.S. Treasury 5-Year Notes Futures, Put @ $115.20		9/23/16	200	1,563
U.S. Treasury 5-Year Notes Futures, Put @ $115.70		8/26/16	9,838	9,838
U.S. Treasury 5-Year Notes Futures, Put @ $116.50		8/26/16	362	362
U.S. Treasury 5-Year Notes Futures, Put @ $116.70		8/26/16	889	889
U.S. Treasury 5-Year Notes Futures, Put @ $117.00		8/26/16	260	260
U.S. Treasury 10-Year Notes Futures, Call @ $132.00		8/26/16	278	373,562
U.S. Treasury 10-Year Notes Futures, Call @ $132.50		8/26/16	432	425,250
U.S. Treasury 10-Year Notes Futures, Call @ $138.20		8/26/16	751	11,734
U.S. Treasury 10-Year Notes Futures, Call @ $138.50		8/26/16	570	8,906
U.S. Treasury 10-Year Notes Futures, Call @ $138.70		8/26/16	600	600
U.S. Treasury 10-Year Notes Futures, Call @ $139.00		8/26/16	175	175
U.S. Treasury 10-Year Notes Futures, Call @ $140.00		8/26/16	120	120
U.S. Treasury 10-Year Notes Futures, Call @ $140.50		9/23/16	432	6,750
U.S. Treasury 10-Year Notes Futures, Call @ $142.00		8/26/16	574	574
U.S. Treasury 10-Year Notes Futures, Call @ $142.50		8/26/16	1,034	1,034
U.S. Treasury 10-Year Notes Futures, Call @ $144.50		8/26/16	52	52

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY		EXPIRATION DATE	CONTRACTS/ NOTIONAL AMOUNT†	VALUE
PURCHASED OPTIONS - (continued)
U.S. Treasury 10-Year Notes Futures, Call @ $145.00		8/26/16	634	$634
U.S. Treasury 10-Year Notes Futures, Call @ $145.50		8/26/16	666	666
U.S. Treasury 10-Year Notes Futures, Call @ $146.00		8/26/16	1,812	1,812
U.S. Treasury 10-Year Notes Futures, Put @ $121.50		9/23/16	328	328
U.S. Treasury 10-Year Notes Futures, Put @ $134.00		8/26/16	215	215
U.S. Treasury Long-Term Bonds Futures, Call @ $171.00		8/26/16	102	425,531
U.S. Treasury Long-Term Bonds Futures, Call @ $172.00		8/26/16	180	618,750
U.S. Treasury Long-Term Bonds Futures, Call @ $173.00		8/26/16	333	920,953
U.S. Treasury Long-Term Bonds Futures, Call @ $174.00		8/26/16	215	470,312
U.S. Treasury Long-Term Bonds Futures, Call @ $186.50		8/26/16	94	2,938
U.S. Treasury Long-Term Bonds Futures, Call @ $187.00		8/26/16	151	4,719
U.S. Treasury Long-Term Bonds Futures, Put @ $148.00		8/26/16	59	59
U.S. Treasury Long-Term Bonds Futures, Put @ $149.00		8/26/16	9	9
U.S. Treasury Long-Term Bonds Futures, Put @ $150.00		8/26/16	1,999	1,999
U.S. Treasury Long-Term Bonds Futures, Put @ $151.00		8/26/16	114	114
U.S. Treasury Long-Term Bonds Futures, Put @ $174.00		8/26/16	50	87,500

TOTAL PURCHASED OPTIONS (Cost - $4,230,323)				4,772,562

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $723,699,620)				735,826,857

	RATE		SHARES
SHORT-TERM INVESTMENTS - 3.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $25,383,674)	0.250%		25,383,674	25,383,674

TOTAL INVESTMENTS - 97.8% (Cost - $749,083,294#)				761,210,531
Other Assets in Excess of Liabilities - 2.2%				17,239,767

TOTAL NET ASSETS - 100.0%				$778,450,298

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	The coupon payment on these securities is currently in default as of July 31, 2016.

(d)	Value is less than $1.

(e)	Illiquid security.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(g)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(j)	This security is traded on a to-be-announced (“TBA”) basis. At July 31, 2016, the Fund held TBA securities with a total cost of $947,672.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corp.
BRL	— Brazilian Real
CLO	— Collateral Loan Obligation
CNY	— Chinese Yuan Renminbi
CPI	— Consumer Price Index
EUR	— Euro
GBP	— British Pound
GO	— General Obligation
IDR	— Indonesian Rupiah
IO	— Interest Only
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
PLN	— Polish Zloty
RUB	— Russian Ruble

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS/ NOTIONAL AMOUNT	VALUE
Australian Dollar Futures, Call	9/9/16	$76.00		30	$29,400
Australian Dollar Futures, Call	9/9/16	78.00		110	30,800
Australian Dollar Futures, Call	9/9/16	77.00		60	33,000
British Pound Futures, Call	9/9/16	135.00		92	52,900
British Pound Futures, Put	8/5/16	125.00		13	81
British Pound Futures, Put	9/9/16	125.00		24	2,700
British Pound Futures, Put	9/9/16	128.00		40	13,000
Canadian Dollar Futures, Call	8/5/16	78.00		10	400
Canadian Dollar Futures, Call	8/5/16	76.00		30	24,600
Canadian Dollar Futures, Call	9/9/16	82.00		29	435
Canadian Dollar Futures, Call	9/9/16	80.00		20	1,400
Canadian Dollar Futures, Call	9/9/16	78.00		120	40,800
Euro Currency Futures, Call	9/9/16	1.13		60	56,250
Euro Currency Futures, Call	9/9/16	1.14		132	72,600
Euro Currency Futures, Put	8/5/16	1.10		10	562
Euro Currency Futures, Put	8/5/16	1.09		217	4,069
Euro Currency Futures, Put	8/5/16	1.11		43	8,600
Euro Currency Futures, Put	8/5/16	1.12		43	25,800
Euro Currency Futures, Put	9/9/16	1.10		46	28,750
Euro Currency Futures, Put	9/9/16	1.11		49	47,163
Japanese Yen Futures, Call	8/5/16	101.00		60	5,250
Japanese Yen Futures, Call	8/5/16	100.00		30	7,125
Japanese Yen Futures, Call	8/5/16	97.00		30	55,500
Japanese Yen Futures, Call	9/9/16	102.00		1	550
Japanese Yen Futures, Call	9/9/16	97.00		10	27,000
Japanese Yen Futures, Put	8/5/16	97.00		25	9,062
Japanese Yen Futures, Put	8/5/16	96.00		166	24,900
Japanese Yen Futures, Put	9/9/16	95.00		20	10,250
Japanese Yen Futures, Put	9/9/16	93.00		62	11,625
Japanese Yen Futures, Put	9/9/16	92.00		147	16,537
Japanese Yen Futures, Put	9/9/16	94.00		71	22,188
U.S. Dollar/Mexican Peso, Call	8/4/16	17.38	MXN	10,260,000	—
U.S. Dollar/Mexican Peso, Call	9/14/16	20.15	MXN	7,290,000	17,671
U.S. Treasury 5-Year Notes Futures, Call	8/5/16	122.25		5	664
U.S. Treasury 5-Year Notes Futures, Call	8/26/16	122.00		74	28,328
U.S. Treasury 5-Year Notes Futures, Call	8/26/16	122.25		300	79,688
U.S. Treasury 5-Year Notes Futures, Put	8/5/16	120.75		5	78
U.S. Treasury 5-Year Notes Futures, Put	8/26/16	121.00		382	32,828
U.S. Treasury 5-Year Notes Futures, Put	8/26/16	121.50		200	37,500
U.S. Treasury 5-Year Notes Futures, Put	9/23/16	121.00		239	54,149
U.S. Treasury 10-Year Notes Futures, Call	8/5/16	132.50		75	56,250
U.S. Treasury 10-Year Notes Futures, Call	8/26/16	134.50		100	18,750
U.S. Treasury 10-Year Notes Futures, Call	8/26/16	135.00		428	46,813
U.S. Treasury 10-Year Notes Futures, Call	8/26/16	133.50		260	121,875
U.S. Treasury 10-Year Notes Futures, Call	8/26/16	134.00		475	141,016
U.S. Treasury 10-Year Notes Futures, Call	8/26/16	133.00		441	310,078
U.S. Treasury 10-Year Notes Futures, Call	9/23/16	133.00		559	323,172
U.S. Treasury 10-Year Notes Futures, Put	8/26/16	131.50		214	40,125
U.S. Treasury 10-Year Notes Futures, Put	8/26/16	131.00		762	95,250
U.S. Treasury 10-Year Notes Futures, Put	8/26/16	132.00		333	98,859

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SCHEDULE OF WRITTEN OPTIONS (Cont’d)
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS/ NOTIONAL AMOUNT	VALUE
U.S. Treasury 10-Year Notes Futures, Put	9/23/16	131.00	382	$208,906
U.S. Treasury Long-Term Bonds Futures, Call	8/5/16	175.00	5	3,906
U.S. Treasury Long-Term Bonds Futures, Call	8/5/16	172.00	50	135,156
U.S. Treasury Long-Term Bonds Futures, Call	8/26/16	178.00	51	33,469
U.S. Treasury Long-Term Bonds Futures, Call	8/26/16	177.00	218	200,969
U.S. Treasury Long-Term Bonds Futures, Call	8/26/16	176.00	161	201,250
U.S. Treasury Long-Term Bonds Futures, Call	8/26/16	175.00	349	583,484
U.S. Treasury Long-Term Bonds Futures, Call	9/23/16	179.00	50	38,300
U.S. Treasury Long-Term Bonds Futures, Put	8/26/16	162.00	186	8,719
U.S. Treasury Long-Term Bonds Futures, Put	8/26/16	167.00	98	18,375
U.S. Treasury Long-Term Bonds Futures, Put	8/26/16	168.00	99	27,844
U.S. Treasury Long-Term Bonds Futures, Put	8/26/16	170.00	101	53,656
U.S. Treasury Long-Term Bonds Futures, Put	8/26/16	172.00	100	100,000

TOTAL WRITTEN OPTIONS (Premiums received - $6,041,396)				$3,780,425

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Macro Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$64,572,753	$0	*	$64,572,753
Other Corporate Bonds & Notes	—	253,875,419	—		253,875,419
Asset-Backed Securities	—	14,928,866	2,324,944		17,253,810
Collateralized Mortgage Obligations	—	27,963,912	984,000		28,947,912
Mortgage-Backed Securities	—	949,349	—		949,349
Municipal Bonds	—	5,876,809	—		5,876,809
Non-U.S. Treasury Inflation Protected Securities	—	43,309,808	—		43,309,808
Senior Loans	—	—	148,500		148,500
Sovereign Bonds	—	203,959,670	—		203,959,670
U.S. Government & Agency Obligations	—	86,623,806	—		86,623,806
U.S. Treasury Inflation Protected Securities	—	24,127,795	—		24,127,795
Common Stocks	—	1,021,644	—		1,021,644
Preferred Stocks	$387,020	—	—		387,020
Purchased Options	4,401,335	371,227	—		4,772,562

Total Long-Term Investments	$4,788,355	$727,581,058	$3,457,444		$735,826,857

Short-Term Investments†	$25,383,674	—	—		$25,383,674

Total Investments	$30,172,029	$727,581,058	$3,457,444		$761,210,531

Other Financial Instruments:
Futures Contracts	$18,320,177	—	—		$18,320,177
Forward Foreign Currency Contracts	—	$3,565,121	—		3,565,121
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	33,734	—		33,734
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	822,382	—		822,382
Centrally Cleared Interest Rate Swaps	—	1,788,588	—		1,788,588
OTC Interest Rate Swaps‡	—	353,678	—		353,678

Total Other Financial Instruments	$18,320,177	$6,563,503	—		$24,883,680

Total	$48,492,206	$734,144,561	$3,457,444		$786,094,211

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$3,762,754	$17,671	—	$3,780,425
Futures Contracts	25,239,038	—	—	25,239,038
Forward Foreign Currency Contracts	—	5,544,292	—	5,544,292
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	10,297	—	10,297
Centrally Cleared Interest Rate Swaps	—	29,049,529	—	29,049,529
OTC Credit Default Swaps on Sovereign Issues - Sell Protection‡	—	28,031	—	28,031

Total	$29,001,792	$34,649,820	—	$63,651,612

*	Amount represents less than $1.

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Investments

At July 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$37,173,670
Gross unrealized depreciation	(25,046,433)

Net unrealized appreciation	$12,127,237

At July 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	119	9/16	$29,498,999	$29,514,975	$15,976
90-Day Eurodollar	11	12/16	2,723,223	2,727,038	3,815
90-Day Eurodollar	356	3/17	87,947,519	88,234,600	287,081
90-Day Eurodollar	74	6/17	18,228,966	18,335,350	106,384
90-Day Eurodollar	338	12/18	83,461,161	83,587,400	126,239
Australian Dollar	138	9/16	10,246,844	10,475,580	228,736
Canadian Dollar	347	9/16	26,842,468	26,609,695	(232,773)
Euro	135	9/16	18,865,201	18,902,531	37,330
Euro BTP	8	9/16	1,282,943	1,295,628	12,685
Euro-Bobl	283	9/16	41,859,556	42,292,404	432,848
U.S. Treasury 5-Year Notes	9,713	9/16	1,171,096,540	1,185,137,766	14,041,226
U.S. Treasury Long-Term Bonds	807	9/16	139,321,341	140,771,062	1,449,721
U.S. Treasury Ultra Long-Term Bonds	619	9/16	116,396,824	117,938,844	1,542,020

					18,051,288

Contracts to Sell:
90-Day Eurodollar	73	3/18	18,089,163	18,071,150	18,013
British Pound	49	9/16	4,074,997	4,056,894	18,103
Euro Buxl 30-Year Bonds	516	9/16	104,441,043	113,670,060	(9,229,017)
Euro-Bund	1,005	9/16	183,564,869	188,549,719	(4,984,850)
Japanese 10-Year Bonds	114	9/16	169,901,395	170,494,438	(593,043)
Japanese Yen	950	9/16	112,495,562	116,606,562	(4,111,000)
U.S. Treasury 10-Year Notes	6,023	9/16	796,299,847	801,341,328	(5,041,481)
U.S. Treasury 10-Year Notes	19	12/16	2,507,641	2,510,078	(2,437)
U.S. Treasury Ultra 10-Year Notes	133	9/16	19,316,662	19,445,016	(128,354)
United Kingdom Long Gilt Bonds	82	9/16	13,294,989	14,211,072	(916,083)

					(24,970,149)

Net unrealized depreciation on open futures contracts					$(6,918,861)

Notes to Schedule of Investments (unaudited) (continued)

At July 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	61,259,040	USD	3,420,000	Bank of America N.A.	8/8/16	$(154,933)
GBP	290,000	USD	410,112	Bank of America N.A.	8/12/16	(26,261)
MXN	26,242,172	USD	1,397,272	Bank of America N.A.	8/12/16	832
PLN	3,220,604	USD	835,219	Bank of America N.A.	8/12/16	(8,994)
USD	28,539,020	CNY	187,481,384	Bank of America N.A.	8/12/16	376,849
USD	28,225,928	EUR	24,587,688	Bank of America N.A.	8/12/16	726,588
USD	1,114,207	EUR	1,000,000	Bank of America N.A.	8/12/16	(4,212)
USD	2,905,620	GBP	2,000,000	Bank of America N.A.	8/12/16	258,368
USD	708,345	GBP	500,000	Bank of America N.A.	8/12/16	46,531
USD	7,481,052	JPY	800,547,418	Bank of America N.A.	8/12/16	(367,122)
USD	92,132	JPY	10,000,000	Bank of America N.A.	8/12/16	(5,904)
USD	280,859	JPY	30,000,000	Bank of America N.A.	8/12/16	(13,246)
USD	198,973	JPY	20,000,000	Bank of America N.A.	8/12/16	2,903
USD	195,876	JPY	20,000,000	Bank of America N.A.	8/12/16	(195)
USD	25,578,218	JPY	2,715,000,000	Bank of America N.A.	8/12/16	(1,038,310)
USD	5,562,506	NOK	45,350,000	Bank of America N.A.	8/12/16	187,264
EUR	500,000	USD	572,150	Citibank, N.A.	8/12/16	(12,940)
EUR	1,000,000	USD	1,123,608	Citibank, N.A.	8/12/16	(5,189)
EUR	5,000,000	USD	5,705,275	Citibank, N.A.	8/12/16	(113,179)
EUR	7,300,000	USD	8,087,524	Citibank, N.A.	8/12/16	76,936
JPY	46,988,635	USD	439,820	Citibank, N.A.	8/12/16	20,833
NOK	45,350,000	USD	5,578,552	Citibank, N.A.	8/12/16	(203,309)
USD	2,295,616	EUR	2,000,000	Citibank, N.A.	8/12/16	58,778
USD	27,876,513	EUR	24,313,386	Citibank, N.A.	8/12/16	683,957
USD	1,713,312	EUR	1,500,000	Citibank, N.A.	8/12/16	35,683
USD	913,713	EUR	800,000	Citibank, N.A.	8/12/16	18,977
USD	799,112	EUR	700,000	Citibank, N.A.	8/12/16	16,218
USD	562,403	EUR	500,000	Citibank, N.A.	8/12/16	3,193
USD	1,457,364	EUR	1,300,000	Citibank, N.A.	8/12/16	3,419
USD	1,706,877	EUR	1,500,000	Citibank, N.A.	8/12/16	29,248
USD	1,708,931	EUR	1,500,000	Citibank, N.A.	8/12/16	31,302
USD	1,934,510	EUR	1,700,000	Citibank, N.A.	8/12/16	33,197
USD	2,259,028	EUR	2,000,000	Citibank, N.A.	8/12/16	22,190
USD	2,249,948	EUR	2,000,000	Citibank, N.A.	8/12/16	13,110
USD	1,168,529	EUR	1,040,000	Citibank, N.A.	8/12/16	5,374
USD	1,703,603	EUR	1,500,000	Citibank, N.A.	8/12/16	25,974
USD	6,664,266	EUR	6,000,000	Citibank, N.A.	8/12/16	(46,249)
USD	3,324,660	EUR	3,000,000	Citibank, N.A.	8/12/16	(30,597)
USD	556,195	EUR	500,000	Citibank, N.A.	8/12/16	(3,015)
USD	1,110,572	EUR	1,000,000	Citibank, N.A.	8/12/16	(7,847)
USD	7,782,082	EUR	7,000,000	Citibank, N.A.	8/12/16	(46,852)
USD	10,838,927	EUR	9,800,000	Citibank, N.A.	8/12/16	(121,580)
USD	1,211,616	EUR	1,100,000	Citibank, N.A.	8/12/16	(18,645)
USD	660,425	EUR	600,000	Citibank, N.A.	8/12/16	(10,627)
USD	2,221,620	EUR	2,000,000	Citibank, N.A.	8/12/16	(15,218)
USD	6,623,863	JPY	720,000,000	Citibank, N.A.	8/12/16	(434,664)
USD	91,927	JPY	10,000,000	Citibank, N.A.	8/12/16	(6,108)
USD	94,644	JPY	10,000,000	Citibank, N.A.	8/12/16	(3,391)
USD	378,653	JPY	40,000,000	Citibank, N.A.	8/12/16	(13,487)
USD	576,644	JPY	60,000,000	Citibank, N.A.	8/12/16	(11,566)
USD	199,363	JPY	20,000,000	Citibank, N.A.	8/12/16	3,293
USD	198,344	JPY	20,000,000	Citibank, N.A.	8/12/16	2,274
USD	191,794	JPY	20,000,000	Citibank, N.A.	8/12/16	(4,276)
USD	189,821	JPY	20,000,000	Citibank, N.A.	8/12/16	(6,250)
USD	190,960	JPY	20,000,000	Citibank, N.A.	8/12/16	(5,110)

Notes to Schedule of Investments (unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	579,750	JPY	60,000,000	Citibank, N.A.	8/12/16	$(8,460)
CAD	7,230,000	USD	5,676,732	Royal Bank of Canada	8/12/16	(138,821)
USD	790,687	EUR	714,000	Bank of America N.A.	10/14/16	(10,036)
USD	1,536,389	JPY	153,903,169	Bank of America N.A.	10/14/16	23,851
USD	299,242	PLN	1,199,094	Bank of America N.A.	10/14/16	(7,960)
USD	7,867,462	TWD	250,500,000	Bank of America N.A.	10/14/16	9,666
COP	22,938,130,000	USD	7,386,727	Barclays Bank PLC	10/14/16	(23,454)
JPY	2,248,786,000	USD	22,401,837	Barclays Bank PLC	10/14/16	(301,087)
RUB	223,450,308	USD	3,370,037	Barclays Bank PLC	10/14/16	(45,021)
USD	6,264,385	BRL	21,230,000	Barclays Bank PLC	10/14/16	(134,207)
USD	11,290,746	CNY	76,031,884	Barclays Bank PLC	10/14/16	(109,217)
USD	7,663,926	COP	22,938,130,000	Barclays Bank PLC	10/14/16	300,653
USD	19,268,871	EUR	17,384,088	Barclays Bank PLC	10/14/16	(226,701)
USD	3,783,728	KRW	4,407,097,086	Barclays Bank PLC	10/14/16	(149,539)
USD	7,640,814	KRW	8,783,880,000	Barclays Bank PLC	10/14/16	(198,665)
USD	11,531,683	PLN	46,169,399	Barclays Bank PLC	10/14/16	(296,699)
USD	7,095,628	SGD	9,572,357	Barclays Bank PLC	10/14/16	(40,215)
USD	54	ZAR	802	Barclays Bank PLC	10/14/16	(3)
IDR	95,258,018,000	USD	7,127,957	Citibank, N.A.	10/14/16	64,168
INR	2,374,872,625	USD	34,686,130	Citibank, N.A.	10/14/16	334,861
PLN	17,261,068	USD	4,312,679	Citibank, N.A.	10/14/16	109,525
SGD	350,000	USD	259,784	Citibank, N.A.	10/14/16	1,128
USD	4,836,994	BRL	16,443,361	Citibank, N.A.	10/14/16	(118,934)
USD	1,099,291	BRL	3,720,000	Citibank, N.A.	10/14/16	(21,894)
USD	3,291,680	CAD	4,265,000	Citibank, N.A.	10/14/16	23,996
USD	6,465,071	CNY	43,471,135	Citibank, N.A.	10/14/16	(52,844)
USD	17,394,815	EUR	15,700,000	Citibank, N.A.	10/14/16	(212,118)
USD	8,468,533	GBP	6,529,047	Citibank, N.A.	10/14/16	(183,297)
USD	728,910	MXN	13,856,581	Citibank, N.A.	10/14/16	(4,476)
USD	15,433,727	ZAR	224,200,000	Citibank, N.A.	10/14/16	(488,111)
MXN	54,037,616	USD	2,840,960	JPMorgan Chase & Co.	10/31/16	13,982
USD	2,840,960	MXN	53,928,523	JPMorgan Chase & Co.	10/31/16	(8,219)
USD	5,506,720	MXN	104,714,686	Citibank, N.A.	11/1/16	(25,038)

Total						$(1,979,171)

Abbreviations used in this table:

BRL	— Brazilian Real
CAD	— Canadian Dollar
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
PLN	— Polish Zloty
RUB	— Russian Ruble
SGD	— Singapore Dollar
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

Notes to Schedule of Investments (unaudited) (continued)

At July 31, 2016, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
CENTRAL COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT*[2]		TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Chicago Mercantile Exchange (Markit CDX.NA.IG.25 Index)	39,360,000		12/20/20	1.000% quarterly	$367,298	$(337,680)	$704,978
InterContinental Exchange (Markit ITRX.EUR.XOVER Index)	1,478,400	EUR	12/20/19	5.000% quarterly	116,329	126,626	(10,297)
InterContinental Exchange (Markit ITRX.EUR.XOVER Index)	6,225,888	EUR	12/20/20	5.000% quarterly	507,215	389,811	117,404

Total					$990,842	$178,757	$812,085

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
CENTRAL COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]		TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Chicago Mercantile Exchange (Markit CDX.NA.HY.26 Index)	$10,110,000		6/20/21	5.000% quarterly	$(444,840)	$(478,574)	$33,734

CENTRALLY CLEARED INTEREST RATE SWAPS
CENTRAL COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Chicago Mercantile Exchange	126,690,000		2/26/18	3-Month LIBOR-BBA quarterly	0.771% semi-annually	—	$(193,789)
Chicago Mercantile Exchange	87,230,000		6/27/18	3-Month LIBOR-BBA quarterly	0.907% semi-annually	—	45,286
Chicago Mercantile Exchange	94,940,000		6/1/21	3-Month LIBOR-BBA quarterly	1.340% semi-annually	—	1,278,336
Chicago Mercantile Exchange	11,560,000		6/13/21	3-Month LIBOR-BBA quarterly	1.185% semi-annually	—	70,323
Chicago Mercantile Exchange	50,600,000		6/27/21	3-Month LIBOR-BBA quarterly	1.220% semi-annually	—	394,643
Chicago Mercantile Exchange	27,200,000		8/31/22	1.897% semi-annually	3-Month LIBOR-BBA quarterly	—	(1,232,741)
Chicago Mercantile Exchange	351,689,000		11/30/22	1.900% semi-annually	3-Month LIBOR-BBA quarterly	$(131,714)	(16,052,838)
Chicago Mercantile Exchange	1,384,780,000	JPY	7/22/24	0.678% semi-annually	6-Month Japanese BBA LIBOR semi-annually	—	(797,941)
Chicago Mercantile Exchange	74,655,000		5/23/26	1.738% semi-annually	3-Month LIBOR-BBA quarterly	—	(2,614,324)
Chicago Mercantile Exchange	47,470,000		5/27/26	1.735% semi-annually	3-Month LIBOR-BBA quarterly	—	(1,649,011)
Chicago Mercantile Exchange	11,540,000		6/13/26	1.580% semi-annually	3-Month LIBOR-BBA quarterly	1,613	(232,247)
Chicago Mercantile Exchange	27,850,000		11/4/45	2.591% semi-annually	3-Month LIBOR quarterly	—	(5,650,844)
Chicago Mercantile Exchange	536,800,000	JPY	5/9/46	0.641% semi-annually	6-Month Japanese BBA LIBOR semi-annually	—	(539,303)
Chicago Mercantile Exchange	828,000,000	JPY	7/26/46	0.330% semi-annually	6-Month Japanese BBA LIBOR semi-annually	—	(86,491)

Total						$(130,101)	$(27,260,941)

Notes to Schedule of Investments (unaudited) (continued)

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JULY 31, 2016[5]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Deutsche Bank AG (Federative Republic of Brazil, 4.250%, due 1/7/25)	$413,000	12/20/20	2.64%	1.000% quarterly	$(28,031)	$(57,804)	$29,773

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Banc of America Securities LLC	145,220,000	BRL	1/4/21	BRL-CDI	12.487%**	—	$353,678

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

**	One time payment made at termination date.

Abbreviations used in this table:

BRL	— Brazilian Real
EUR	— Euro
JPY	— Japanese Yen

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2016